LONG-TERM DEBT AND CREDIT FACILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Long-term debt
Notional amount	$ 1,947.7
Deferred Financing Costs	(23.8)
Carrying Amount	1,923.9	$ 1,837.4
Fair Value	2,199.5	1,981.9
Senior notes
Long-term debt
Notional amount	1,747.7
Deferred Financing Costs	(7.9)
Carrying Amount	1,739.8	1,737.4
Fair Value	$ 1,999.5	$ 1,881.9
Senior notes | Minimum
Long-term debt
Interest rate (as a percent)	4.50%	4.50%
Senior notes | Maximum
Long-term debt
Interest rate (as a percent)	6.875%	6.875%
Revolving credit facility
Long-term debt
Carrying Amount		$ 100.0
Fair Value		$ 100.0
Interest rate (as a percent)	1.625%	1.625%
Long-term debt and credit facility
Long-term debt
Notional amount	$ 1,447.7
Deferred Financing Costs	(23.5)
Carrying Amount	1,424.2	$ 1,837.4
Fair Value	1,690.2	$ 1,981.9
Less: current portion
Long-term debt
Notional amount	(500.0)
Deferred Financing Costs	0.3
Carrying Amount	(499.7)
Fair Value	(509.3)
Tasiat Mauritamie Ltd. S.A
Long-term debt
Notional amount	200.0
Deferred Financing Costs	(15.9)
Carrying Amount	184.1
Fair Value	$ 200.0
Interest rate (as a percent)	4.38%